Land, Buildings, Equipment, and Other Depreciable Assets - Summary of Land, Buildings, Equipment, and Other Depreciable Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 5,513
Balance at end of year	5,317
Balance at end of year	10,136	$ 5,513
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,778	8,486
Additions	915	857
Acquisitions through business combinations		3
Disposals	(238)	(233)
Fully depreciated assets	(100)	(317)
Foreign currency translation adjustments and other	(124)	(18)
Balance at end of year	8,972	8,778
Gross carrying amount [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	259
Balance at end of year		259
Gross carrying amount [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,519
Balance at end of year		8,519
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(3,265)	(3,162)
Depreciation charge for the year	677	605
Disposals	180	173
Impairment losses	56
Fully depreciated assets	100	317
Foreign currency translation adjustments and other	(119)	(12)
Balance at end of year	(3,655)	(3,265)
Accumulated depreciation and impairment/losses [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(56)
Balance at end of year		(56)
Accumulated depreciation and impairment/losses [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(3,321)
Balance at end of year		(3,321)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	987
Balance at end of year	968
Balance at end of year	1,924	987
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	987	971
Additions	1	30
Disposals	(1)	(2)
Foreign currency translation adjustments and other	(19)	(12)
Balance at end of year	968	987
Land [member] | Gross carrying amount [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	987
Balance at end of year		987
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,270
Balance at end of year	2,051
Balance at end of year	5,872	2,270
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,488	3,378
Additions	217	194
Disposals	(16)	(29)
Fully depreciated assets	(28)	(45)
Foreign currency translation adjustments and other	(105)	(10)
Balance at end of year	3,485	3,488
Buildings [member] | Gross carrying amount [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	71
Balance at end of year		71
Buildings [member] | Gross carrying amount [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,417
Balance at end of year		3,417
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,218)	(1,173)
Depreciation charge for the year	155	120
Disposals	27	19
Impairment losses	53
Fully depreciated assets	28	45
Foreign currency translation adjustments and other	(122)	(11)
Balance at end of year	(1,434)	(1,218)
Buildings [member] | Accumulated depreciation and impairment/losses [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(185)
Balance at end of year		(185)
Buildings [member] | Accumulated depreciation and impairment/losses [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,403)
Balance at end of year		(1,403)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	436
Balance at end of year	429
Balance at end of year	471	436
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	813	829
Additions	233	259
Disposals	(76)	(119)
Fully depreciated assets	(17)	(156)
Foreign currency translation adjustments and other	4
Balance at end of year	803	813
Computer equipment [member] | Gross carrying amount [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	188
Balance at end of year		188
Computer equipment [member] | Gross carrying amount [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	625
Balance at end of year		625
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(377)	(449)
Depreciation charge for the year	172	168
Disposals	48	85
Impairment losses	3
Fully depreciated assets	17	156
Foreign currency translation adjustments and other	(18)	1
Balance at end of year	(374)	(377)
Computer equipment [member] | Accumulated depreciation and impairment/losses [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(129)
Balance at end of year		(129)
Computer equipment [member] | Accumulated depreciation and impairment/losses [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(248)
Balance at end of year		(248)
Furniture fixtures, and other depreciable assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	703
Balance at end of year	677
Balance at end of year	677	703
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,351	1,315
Additions	149	147
Acquisitions through business combinations		1
Disposals	(74)	(35)
Fully depreciated assets	(20)	(63)
Foreign currency translation adjustments and other	(10)	(14)
Balance at end of year	1,396	1,351
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,351
Balance at end of year		1,351
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(648)	(605)
Depreciation charge for the year	156	138
Disposals	62	31
Fully depreciated assets	20	63
Foreign currency translation adjustments and other	(3)	(1)
Balance at end of year	(719)	(648)
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(648)
Balance at end of year		(648)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,117
Balance at end of year	1,192
Balance at end of year	1,192	1,117
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,139	1,993
Additions	315	227
Acquisitions through business combinations		2
Disposals	(71)	(48)
Fully depreciated assets	(69)	(53)
Foreign currency translation adjustments and other	6	18
Balance at end of year	2,320	2,139
Leasehold improvements [member] | Gross carrying amount [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,139
Balance at end of year		2,139
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,022)	(935)
Depreciation charge for the year	194	179
Disposals	43	38
Fully depreciated assets	69	53
Foreign currency translation adjustments and other	24	(1)
Balance at end of year	(1,128)	(1,022)
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ (1,022)
Balance at end of year		$ (1,022)